LEASES AS LESSEE (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases As Lessee
Operating leases expense (excluded interest)	$ 548,561	$ 347,177	$ 286,220
Short-term lease expense	81,801	29,575	17,564
Finance lease cost (excluded interest)	38,844	293,169	281,849
Interest	77,196	37,275	38,583
Total	$ 746,402	$ 707,196	$ 624,216